Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Taxation
Schedule of relationship between tax expense and accounting profit

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m

(Loss) profit before tax	(602)	2,897	1,496
UK corporation tax thereon at 19 per cent (2019:19 per cent)	114	(550)	(285)
Impact of surcharge on banking profits	44	(221)	(143)
Non-deductible costs: conduct charges	(11)	(103)	(267)
Non-deductible costs: bank levy	–	—	(43)
Other non-deductible costs	(40)	(39)	(82)
Non-taxable income	76	45	(5)
Tax relief on coupons on other equity instruments	44	47	42
Tax-exempt gains on disposals	3	10	92
Tax losses where no deferred tax recognised	(1)	12	6
Remeasurement of deferred tax due to rate changes	354	14	(20)
Differences in overseas tax rates	13	(15)	1
Policyholder tax	(23)	(38)	(29)
Policyholder deferred tax asset in respect of life assurance expenses	–	—	(53)
Adjustments in respect of prior years	48	166	71
Tax credit (expense)	621	(672)	(715)